Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated January 6, 2022
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Global Real Estate Fund
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
James Cowen	Portfolio Manager (co-lead)	2008

Joe Rodriguez, Jr.	Portfolio Manager (co-lead)	2005

Ping-Ying Wang	Portfolio Manager (co-lead)	2006

Mark Blackburn	Portfolio Manager	2005

Grant Jackson	Portfolio Manager	2018

Chip McKinley	Portfolio Manager	2022

Darin Turner	Portfolio Manager	2010

Effective on or about March 31, 2022, Joe Rodriguez, Jr. will no longer serve as a portfolio manager of the Fund, at which time the co-lead designation will also be removed from each portfolio manager’s name, as applicable.
The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
James Cowen (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2008. He has been a member of Invesco’s Real Estate Team since 2001 and has been associated with Invesco Asset Management and/or its affiliates since 2001.
▪
Joe Rodriguez, Jr. (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1990.
▪
Ping-Ying Wang (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
▪
Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1998.
▪
Grant Jackson, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2005.
▪
Chip McKinley, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2022. From 2019 to 2022, he was associated with Saepio Capital Management where he was the Founder and served as Portfolio Manager. From 2007 to 2019, he was associated with Cohen and Steers Capital Management where he served as Senior Vice President and Portfolio Manager.
▪
Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.
Effective on or about March 31, 2022, Joe Rodriguez, Jr. will no longer serve as a portfolio manager of the Fund, at which time the co-lead designation will also be removed from each portfolio manager’s name, as applicable.
A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
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The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — INVESTMENTS” in Appendix H of the SAI:
Chip McKinley began serving on Invesco Global Real Estate Fund as a portfolio manager of the Fund effective January 6, 2022. As of December 31, 2021, Mr. McKinley did not beneficially own any securities of the Fund.
The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — ASSETS MANAGED” in Appendix H of the SAI:
Chip McKinley began serving on Invesco Global Real Estate Fund as a portfolio manager of the Fund effective January 6, 2022. As of December 31, 2021, Mr. McKinley managed no other registered investment companies, no other pooled investment vehicles and no other accounts.
Additionally, effective on or about March 31, 2022, Joe Rodriguez, Jr. will no longer serve as a portfolio manager of the Fund, at which time all references to Mr. Rodriguez in the SAI will be removed.
GRE-SUMSTATSAI-SUP 010622
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Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated January 6, 2022
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Real Estate Fund
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Grant Jackson	Portfolio Manager (co-lead)	2018

Joe Rodriguez, Jr.	Portfolio Manager (co-lead)	1995

Mark Blackburn	Portfolio Manager	2000

James Cowen	Portfolio Manager	2015

Chip McKinley	Portfolio Manager	2022

Darin Turner	Portfolio Manager	2009

Ping-Ying Wang	Portfolio Manager	2006

Effective on or about March 31, 2022, Joe Rodriguez, Jr. will no longer serve as a portfolio manager of the Fund, at which time the co-lead designation will also be removed from each portfolio manager’s name, as applicable.
The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Grant Jackson (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2005.
▪
Joe Rodriguez, Jr. (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 1995 and has been associated with Invesco and/or its affiliates since 1990.
▪
Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2000 and has been associated with Invesco and/or its affiliates since 1998.
▪
James Cowen, Portfolio Manager, who has been responsible for the Fund since 2015. He has been a member of Invesco’s Real Estate Team since 2001 and has been associated with Invesco Asset Management and/or its affiliates since 2001.
▪
Chip McKinley, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2022. From 2019 to 2022, he was associated with Saepio Capital Management where he was the Founder and served as Portfolio Manager. From 2007 to 2019, he was associated with Cohen and Steers Capital Management where he served as Senior Vice President and Portfolio Manager.
▪
Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2005.
▪
Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
Effective on or about March 31, 2022, Joe Rodriguez, Jr. will no longer serve as a portfolio manager of the Fund, at which time the co-lead designation will also be removed from each portfolio manager’s name, as applicable.
A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
REA-SUMSTATSAI-SUP 010622
1

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — INVESTMENTS” in Appendix H of the SAI:
Chip McKinley began serving on Invesco Real Estate Fund as a portfolio manager of the Fund effective January 6, 2022. As of December 31, 2021, Mr. McKinley did not beneficially own any securities of the Fund.
The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — ASSETS MANAGED” in Appendix H of the SAI:
Chip McKinley began serving on Invesco Real Estate Fund as a portfolio manager of the Fund effective January 6, 2022. As of December 31, 2021, Mr. McKinley managed no other registered investment companies, no other pooled investment vehicles and no other accounts.
Additionally, effective on or about March 31, 2022, Joe Rodriguez, Jr. will no longer serve as a portfolio manager of the Fund, at which time all references to Mr. Rodriguez in the SAI will be removed.
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